Short-Term Investment (Tables)	12 Months Ended
Jun. 30, 2025
Short-Term Investment [Abstract]
Schedule of Short-Term Investment

Short-term investment consisted of the following:

	June 30, 2025	June 30, 2024
Beginning balance	$-	$-
Add: purchase additional wealth management financial products	4,051,068	1,122,520
Less: proceeds received upon maturity of short-term investment	(4,051,068)	(1,122,520)
Ending balance of short-term investment	$-	$-